Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	491,496
Proposed Maximum Offering Price per Unit	5.29
Maximum Aggregate Offering Price	$ 2,600,013.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 398.06
Offering Note	(1) Consists of (i) 271,902 shares of the Registrant's common stock, par value $0.0001 per share ("common stock"), issuable to the Selling Securityholders upon conversion of interest on the Registrant's outstanding senior secured convertible promissory notes into common stock, and (ii) 219,594 shares of common stock issuable to the Selling Securityholders upon the conversion of the Registrant's senior secured convertible promissory notes, and the offer and resale of such shares of common stock by the Selling Securityholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of any stock dividends, stock splits, or other similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the Registrant's common stock as reported on The Nasdaq Capital Market on August 28, 2025, which date is within five business days prior to the filing of this Registration Statement.